Financial Instruments and Related Risks (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Financial Assets and Liabilities by Categories
(a)	Financial Assets and Liabilities by Categories

At December 31, 2018	Amortized cost	FVTOCI (1)	Fair value through profit or loss (“FVTPL”)	Effective hedging instruments	Total
Financial assets
Cash and cash equivalents	$134	$—	$—	$—	$134
Short-term investments	38	—	—	—	$38
Accounts receivable arising from sales of metal	—	—	58	—	$58
Equity securities (2)	—	190	—	—	$190
Derivative assets designated as hedging instruments	—	—	—	2	$2
Derivative assets not designated as hedging instruments	—	—	2	—	$2
Other current and non-current financial assets	38	—	—	—	$38
Total financial assets	$210	$190	$60	$2	$462
Financial liabilities
Debt	$(2,867)	$—	$—	$—	$(2,867)
Deferred payment obligation	(163)	—	—	—	$(163)
Accounts payable and accrued liabilities	(549)	—	—	—	$(549)
Derivative liabilities designated not designated as
hedging instruments	—	—	—	—	$—
Other current and non-current financial liabilities	(246)	—	—	—	$(246)
Total financial liabilities	$(3,825)	$—	$—	$—	$(3,825)

(1)

Investments in equity securities were designated as FVTOCI upon initial recognition as the management of the equity securities portfolio is not considered to be part of the Company’s core operations. As such, the Company believes that the financial results of the portfolio should not be reflected in the Company’s net (loss) earnings. Securities in the portfolio are disposed of when they no longer meet the Company’s long-term investment strategy. During the year ended December 31, 2018, the Company recognized a cumulative loss of $2 million (2017 - gain of $16 million) on the sale of its equity securities. The mark to market loss related to equity securities for the year ended December 31, 2018 was $108 million (tax of $nil) (2017 - loss of $17 million (tax of $nil)).

(2)	Includes the Company’s investment in Leagold. Subsequent to May 24, 2018, the Company ceased to have significant influence over Leagold and no longer recognizes it as an investment in associate.

At December 31, 2017	Amortized cost	FVTOCI	Fair value through profit or loss (“FVTPL”)	Effective hedging instruments	Total
Financial assets
Cash and cash equivalents	$186	$—	$—	$—	$186
Short-term investments	48	—	—	—	$48
Accounts receivable arising from sales of metal	3	—	110	—	$113
Equity securities	—	178	—	—	$178
Derivative assets designated as hedging instruments	—	—	—	2	$2
Derivative assets not designated as hedging instruments	—	—	1	—	$1
Other current and non-current financial assets	30	—	—	—	$30
Total financial assets	$267	$178	$111	$2	$558
Financial liabilities
Debt	$(2,483)	$—	$—	$—	$(2,483)
Deferred payment obligation	(182)	—	—	—	$(182)
Accounts payable and accrued liabilities	(547)	—	—	—	$(547)
Derivative liabilities designated not designated as hedging instruments	—	—	(2)	—	$(2)
Other current and non-current financial liabilities	(257)	—	—	—	$(257)
Total financial liabilities	$(3,469)	$—	$(2)	$—	$(3,471)

Summary of Fair Value Measurements of Financial Assets and Liabilities Measured at Fair Value

The levels in the fair value hierarchy into which the Company’s financial assets and liabilities that are measured and recognized on the Consolidated Balance Sheets at fair value on a recurring basis were categorized as follows:

	At December 31, 2018		At December 31, 2017
	Level 1	Level 2	Level 1	Level 2
Cash and cash equivalents	$134	$—	$186	$—
Accounts receivable arising from sales of metal concentrates	—	58	—	110
Investments in securities	190	—	178	—
Derivative assets designated as cash flow hedges	—	2	—	2
Derivative assets not designated as cash flow hedges	—	2	—	1
Derivative liabilities not designated as cash flow hedges	—	—	—	(2)

Summary of Fair Values of Financial Assets and Liabilities Not Already Measured at Fair Value

At December 31, 2018, the fair values of the Company’s notes payable and deferred payment obligation, as compared to the carrying amounts, were as follows:

	Level	Input	Carrying amount (1)	Fair value
$1.0 billion notes	1	Closing price	$995	$999
$1.5 billion notes	1	Closing price	1,005	1,005
Deferred payment obligation	2	4.75% (2)	163	163

(1)   Includes accrued interest payable.

(2)   Represents the Company’s current rate of borrowing for instruments of a similar term.

Summary of Company's Exposure to Credit Risk

The Company’s maximum exposure to credit risk was as follows:

	At December 31 2018	At December 31 2017
Cash and cash equivalents	$134	$186
Short term investments	38	48
Accounts receivable arising from sales of metal concentrates	58	110
Other current and non-current financial assets	29	29
Current and non-current derivative assets	4	3
Accrued interest receivable (note 19a))	9	4
	$272	$380

Summary of Remaining Contractual Maturities of Company's Financial Liabilities and Operating and Capital Commitments

The following table summarizes the remaining contractual maturities of the Company’s financial liabilities and operating and capital commitments, shown in contractual undiscounted cashflows:

						At December 31,
		At December 31, 2018				2017
	Within 1	2 to 3	4 to 5	Over 5
	year	years	years	years	Total	Total
Financial liabilities
Accounts payable and accrued liabilities	$549	$—	$—	$—	$549	$570
Derivative liabilities designated as hedging instruments	2	—	—	—	2	—
Derivative liabilities not designated as hedging instruments	2	—	—	—	2	2
Debt repayments (principal portion)	880	550	1,000	450	2,880	2,500
Deferred payment obligation	10	40	40	73	163	182
Other	1	4	1	16	22	29
	1,444	594	1,041	539	3,618	3,283
Other commitments
Capital expenditure commitments (1)	301	327	62	98	788	856
Operating expenditure commitments	381	145	257	256	1,039	619
Reclamation and closure cost obligations	74	50	45	1,792	1,961	1,572
Interest payments on debt	72	153	105	503	833	913
Minimum rental and lease payments (2)	10	10	6	8	34	35
Other	4	15	—	—	19	16
	842	700	475	2,657	4,674	4,011
	$2,286	$1,294	$1,516	$3,196	$8,292	$7,294

(1)

Contractual commitments are defined as agreements that are enforceable and legally binding. Certain of the contractual commitments may contain cancellation clauses; however, the Company discloses the contractual maturities of the Company’s operating and capital commitments based on management’s intent to fulfill the contract.

(2)	Excludes the Company’s minimum finance lease payments (note 23).

Summary of Company's Exposure to Currency Risk

As of December 31, 2018, the Company was primarily exposed to currency risk through the following financial assets and liabilities, income and other taxes receivables (payables) and deferred income tax assets and liabilities denominated in foreign currencies.

	Financial asset and liabilities
At December 31, 2018	Cash and cash equivalents	Accounts receivable and other current and non-current assets	Accounts payable and accrued liabilities and non-current liabilities	Sales and indirect taxes recoverable	Income taxes receivable (payable), current and non-current	Deferred income tax liabilities, net
Canadian dollar	$1	$10	$(233)	$30	$7	$(173)
Mexican peso	10	10	(95)	213	(141)	(1,722)
Argentine peso	4	—	(49)	26	(9)	(373)
	$15	$20	$(377)	$269	$(143)	$(2,268)
At December 31, 2017
Canadian dollar	$5	$10	$(231)	$24	$35	$(270)
Mexican peso	3	18	(112)	174	(203)	(2,273)
Argentine peso	14	—	(57)	80	1	(396)
	$22	$28	$(400)	$278	$(167)	$(2,939)

During the year ended December 31, 2018, the Company recognized a net foreign exchange loss of $24 million (year ended December 31, 2017 – loss of $23 million), and a net foreign exchange loss of $272 million in income tax expense on income taxes receivable (payable) and deferred income taxes (year ended December 31, 2017 – gain of $9 million). Based on the Company’s net foreign currency exposures at December 31, 2018, depreciation or appreciation of applicable foreign currencies against the US dollar would have resulted in the following increase or decrease in the Company’s net loss:

At December 31, 2018	Possible exposure (1)	Impact on (loss) earnings excluding foreign currency exchange exposure related to taxes	Impact on (loss) earnings from foreign exchange exposure related to taxes
Canadian dollar	10%	$13	$108

Mexican peso	10%	9	53

Argentine peso	25%	3	42

(1)	Possible exposure is based on management’s best estimate of the reasonably possible fluctuations of foreign exchange rates in the next twelve months.